STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 917,364,518	$ 820,765,348
Non-interest bearing cash	0	104,197
Notes receivable from participants	13,072,943	12,364,863
Participant contributions receivable	0	908,891
Net assets available for benefits	$ 930,437,461	$ 834,143,299